Income Tax - Summary of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 1,858	$ 824	$ 1,152
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	795	353	946
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 1,063	$ 471	$ 206